Significant Accounting Policies (Details) - Schedule of Disaggregation Information of Revenue by Service Type - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 17,566,844	$ 18,005,603
Percentage of Total Revenue		100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 6,016,286	$ 5,988,087
Percentage of Total Revenue		34.20%	33.30%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 1,765,869	$ 1,961,464
Percentage of Total Revenue		10.10%	10.90%
ATM Management [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 3,293,725	$ 3,895,708
Percentage of Total Revenue		18.70%	21.60%
Cash Processing (CPC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 1,710,792	$ 1,613,933
Percentage of Total Revenue		9.70%	9.00%
Cash Center Operations (CCT) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 857,109	$ 958,760
Percentage of Total Revenue		4.90%	5.30%
Consolidate Cash Center (CCC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 276,137	$ 395,105
Percentage of Total Revenue		1.60%	2.20%
Others [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total	[1]		$ 4,332
Percentage of Total Revenue	[1]		0.00%
Cash Deposit Management Solutions (GDM) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 1,842,026	$ 1,125,767
Percentage of Total Revenue		10.50%	6.30%
Robotic AI solutions [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 131,142	$ 440,229
Percentage of Total Revenue		0.80%	2.40%
General security solutions [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 1,673,758	$ 1,622,218
Percentage of Total Revenue		9.50%	9.00%

[1]	Others include primarily revenue from express cash and coin processing services.